Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (“TSR”)	FTSE Nareit All REIT TSR (5)	Net Income (Loss) to Common Shareholders (in thousands)	Normalized FFO (in thousands)

2023	$2,067,604	$1,524,425	$1,045,115	$18,149	$116.79	$109.95	$(8,714)	$54,533
2022	3,015,035	152,145	1,270,427	617,951	116.61	98.62	(36,265)	46,840
2021	5,219,968	8,425,139	1,828,776	3,607,647	190.07	131.68	21,249	41,144
2020	3,000,284	2,622,270	1,025,213	820,884	99.29	94.14	(29,759)	29,154

Company Selected Measure Name		Normalized FFO
Peer Group Issuers, Footnote [Text Block]		Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the index referenced for the purpose of TSR comparison is the group of companies included in the FTSE Nareit All REIT Index, which is the peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee, together with information from the Survey, for purposes of determining compensation paid to our executive officers is described on page 34.
PEO Total Compensation Amount	[1]	$ 2,067,604	$ 3,015,035	$ 5,219,968	$ 3,000,284
PEO Actually Paid Compensation Amount	[2]	$ 1,524,425	152,145	8,425,139	2,622,270
Adjustment To PEO Compensation, Footnote [Text Block]
	Summary Compensation Table Total for PEO	Minus Grant Date Fair Value of Awards Granted During Year (a)	Plus (Minus) Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2023	$2,067,604	$(876,942)	$333,763	$1,524,425
2022	3,015,035	(1,030,973)	(1,831,917)	152,145
2021	5,219,968	(2,048,214)	5,253,385	8,425,139
2020	3,000,284	(155,271)	(222,743)	2,622,270

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,045,115	1,270,427	1,828,776	1,025,213
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 18,149	617,951	3,607,647	820,884
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	Average Summary Compensation Table for Non-PEO NEOs	Minus Grant Date Fair Value of Awards Granted During Year (a)	Plus (Minus) Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2023	$1,045,115	$(431,042)	$(595,924)	$18,149
2022	1,270,427	(508,554)	(143,922)	617,951
2021	1,828,776	(773,689)	2,552,560	3,607,647
2020	1,025,213	(124,419)	(79,910)	820,884

Equity Valuation Assumption Difference, Footnote [Text Block]
	Year End Value of Current Year Awards Outstanding as of Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year (including dividends)	Total Equity Award Adjustments

2023	$944,252	$(497,846)	$(112,643)	$333,763
2022	722,231	(1,638,757)	(915,391)	(1,831,917)
2021	3,437,407	1,643,084	172,894	5,253,385
2020	164,116	(215,598)	(171,260)	(222,743)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Total Shareholder Return

Company TSR and Nareit All REIT Index TSR are computed in accordance with Item 402(v) of Regulation S-K. These metrics are based on dividends and stock prices for each period presented. While the Company’s TSR exceeded the TSR for the Nareit All REIT Index for each of the four years in the chart, the Company did not use this metric in determining executive compensation for the years 2020 through 2022. The 2023 employment agreements entered into by the named executive officers described in the Compensation Discussion and Analysis section of this proxy statement, do incorporate Total Shareholder Return as a metric to be used when determining the short-term cash bonus and long-term equity compensation awarded under the agreements. TSR, Normalized FFO, same property NOI growth; acquisition targets; expansions and development of sites (including the Joint Venture); and capital raising/refinancing; are the most important financial performance measures that the Company used to link compensation actually paid to our NEOs for fiscal year 2023.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The amount of compensation actually paid to our executive officers is not directly linked to net income. The Company is a real estate investment trust (REIT) with its real estate portfolio as its largest asset. Though real estate over the long-term generally increases in value, the assets are depreciated over the useful life of each asset on our consolidated financial statements in accordance with generally accepted accounting principles. Consequently, depreciation expense continues to grow as our real estate portfolio grows which significantly reduces the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Normalized FFO

As described in the Compensation Discussion and Analysis section of this proxy statement, the Company considers Normalized FFO to be an important measure of an equity REIT’s operating performance. Normalized FFO excludes historical cost depreciation as an expense and may facilitate the comparison of REITs which have a different cost basis. The Company considers Normalized FFO to be meaningful, additional measure of operating performance primarily because it excludes the assumption that the value of its real estate assets diminishes predictably over time and because industry analysts have accepted it as a performance measure. Normalized FFO has increased each year from 2020 through 2024. This metric has been utilized by the Compensation Committee in determining executive compensation.

Total Shareholder Return Amount		$ 116.79	116.61	190.07	99.29
Peer Group Total Shareholder Return Amount	[5]	109.95	98.62	131.68	94.14
Net Income (Loss) Attributable to Parent		$ (8,714,000)	$ (36,265,000)	$ 21,249,000	$ (29,759,000)
Company Selected Measure Amount		54,533,000	46,840,000	41,144,000	29,154,000
PEO Name		Samuel A. Landy	Samuel A. Landy	Samuel A. Landy	Samuel A. Landy
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 333,763	$ (1,831,917)	$ 5,253,385	$ (222,743)
Minus Grant Date Fair Value of Awards Granted During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(876,942)	(1,030,973)	(2,048,214)	(155,271)
Minus Grant Date Fair Value of Awards Granted During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(431,042)	(508,554)	(773,689)	(124,419)
Plus (Minus) Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		333,763	(1,831,917)	5,253,385	(222,743)
Plus (Minus) Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(595,924)	(143,922)	2,552,560	(79,910)
Year End Value of Current Year Awards Outstanding as of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		944,252	722,231	3,437,407	164,116
Year End Value of Current Year Awards Outstanding as of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		394,561	469,020	1,247,008	122,225
Change in Value as of Year End for Prior Year Awards Outstanding as of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(497,846)	(1,638,757)	1,643,084	(215,598)
Change in Value as of Year End for Prior Year Awards Outstanding as of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(964,433)	(119,934)	1,031,180	(157,259)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year (including dividends) [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(112,643)	(915,391)	172,894	(171,260)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year (including dividends) [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(26,052)	(493,008)	274,372	(44,876)
Total Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (595,924)	$ (143,922)	$ 2,552,560	$ (79,910)

[1]	Reflects the total compensation of Samuel A. Landy, President and Chief Executive Officer, who is our PEO. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.
[2]	The dollar amounts shown in these columns reflect CAP to Mr. Samuel A. Landy, calculated in accordance with SEC rules. The CAP was calculated beginning with the PEO’s SCT total. The below amounts were deducted from and added to the applicable SCT total compensation:
[3]	Reflects the average total compensation of the Company’s NEOs, Mr. Eugene W. Landy, Chairman of the Board; Ms. Anna T. Chew, Executive Vice President, Chief Financial Officer and Treasurer, Mr. Craig Koster, Executive Vice President, General Counsel and Secretary and Mr. Brett Taft, Executive Vice President and Chief Operating Officer. Amounts shown are calculated in the Summary Compensation Table (SCT) for each of the years shown.
[4]	The dollar amounts shown in these columns reflect average CAP to the Non-PEO NEOs, calculated in accordance with SEC rules. The average CAP was calculated beginning with the Non-PEO NEO’s average SCT total. The below amounts were deducted from and added to the applicable SCT total compensation:
[5]	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the index referenced for the purpose of TSR comparison is the group of companies included in the FTSE Nareit All REIT Index, which is the peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee, together with information from the Survey, for purposes of determining compensation paid to our executive officers is described on page 34.
[6]	Represents the total of the amounts reported in the Grant of Plan-Based Awards section for the applicable year. The values of the shares underlying options were established using the Black-Scholes stock option valuation model.